Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets - Bitcoin		$ 2,702,943
Investment in equity securities, current		17,619,921
DV8 Public Company Limited [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in equity securities, current	[1]	17,619,921
ASP LLC portfolio [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in equity securities, current		3,477,900
Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets - Bitcoin		2,625,574
Level 1 [Member] | DV8 Public Company Limited [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Investment in equity securities, current		$ 17,619,921

[1]	On July 3, 2025, the Group, through AsiaStrategy SG, announced its intention to make a tender offer with certain other offerors to acquire all the securities of DV8 Public Company Limited (“DV8”) (SET: DV8), a public company listed on The Stock Exchange of Thailand. The offer price for the ordinary shares was THB 0.56 (fifty-six satang) per share and the offer price for the warrants was THB 0.01 (one satang) per unit. The tender offer period ended on August 20, 2025 and the tender offer was completed on August 22, 2025, whereupon AsiaStrategy SG was allocated 114,638,700 DV8 shares, representing approximately 7.07% of DV8’s total issued and paid-up share capital, for a total consideration of approximately THB 64.2 million (approximately $1,965,744). The investment in DV8 is measured at fair value because its fair value is readily determinable based on quoted market prices on the exchange. Gains and losses resulting from changes in fair value are recognized in the consolidated statements of operations and comprehensive income (loss). The investment was classified as current assets because the securities are available to be sold to meet liquidity needs when necessary.